Subsequent Events (Details)	Mar. 23, 2023 USD ($) D	Jun. 22, 2023 USD ($)	Mar. 30, 2023 USD ($)	Jan. 06, 2023 USD ($)	Nov. 15, 2022 $ / shares	Jul. 18, 2022 USD ($)	Jun. 20, 2022 USD ($)	Apr. 07, 2021 USD ($)
Subsequent Events
Aggregate principal amount						$ 490,000	$ 360,000
Business combination agreement [Member]
Subsequent Events
Price per share | $ / shares					$ 10.00
Promissory Note with Related Party
Subsequent Events
Maximum borrowing capacity								$ 200,000
Aggregate principal amount				$ 300,000
Sponsor | Promissory Note with Related Party
Subsequent Events
Aggregate principal amount							$ 360,000
Subsequent Event
Subsequent Events
Amount drawn down under working capital			$ 962,000
MVLS Requirement Amount	$ 35,000,000
Trading Period | D	180
Subsequent Event | Promissory Note with Related Party
Subsequent Events
Aggregate principal amount				300,000
Subsequent Event | Sponsor
Subsequent Events
Maximum borrowing capacity				$ 300,000
Subsequent Event | Sponsor | Promissory Note with Related Party
Subsequent Events
Aggregate principal amount		$ 500,000